SUPPLEMENTAL CASH FLOW INFORMATION - Other Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash Flow Statement [Abstract]
Stock-based compensation	$ 4	$ 2
Pension funding (greater) less than expense	(3)	(3)
Cash interest paid less than interest expense	(6)	0
Amortization of debt issue costs	2	2
Unrealized (gain) loss on outstanding forwards	(1)	1
Unrealized foreign exchange gain on translation of monetary balances	(4)	(1)
Unrealized foreign exchange gain on translation of tax balances	(1)	0
Other	1	(3)
Other items	$ (8)	$ (2)